Intangibles and goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]

	Above	Option
	market	for time
	time	charter	Total
(in thousands of U.S. dollars)	charter	extension	Intangibles	Goodwill	Total
Historical cost December 31, 2014	$—	—	—	—	$—
Additions	11,000	8,000	19,000	251	19,251
Historical cost December 31, 2015	11,000	8,000	19,000	251	19,251
Amortization for the year	(605)	—	(605)	—	(605)
Accumulated amortization, December 31, 2015	(605)	—	(605)	—	(605)
Intangibles and goodwill, December 31, 2015	10,395	8,000	18,395	251	18,646

Historical cost December 31, 2015	11,000	8,000	19,000	251	19,251
Additions	—	—	—	—	—
Historical cost December 31, 2016	11,000	8,000	19,000	251	19,251
Amortization for the year	(2,405)	—	(2,405)	—	(2,405)
Accumulated amortization, December 31, 2016	(3,010)	—	(3,010)	—	(3,010)
Intangibles and goodwill, December 31, 2016	$7,990	8,000	15,990	251	$16,241

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2017	$2,398
2018	2,398
2019	2,398
2020	1,818
2021	1,522
2022 and thereafter	$5,456